Subsequent event - Convertible Unsecured Subordinated Debentures (Details) - Convertible Subordinated Debt - Subsequent Event	Mar. 09, 2016 CAD	Mar. 01, 2016 CAD CAD / shares CAD / instrument	Feb. 28, 2017
Subsequent Event [Line Items]
Debt instrument, face value | CAD	CAD 1,150,000,000	CAD 1,000,000,000
Debt instrument, interest rate		5.00%
Debt instrument, convertible, price per instrument (CAD per debenture)		1,000
Debt instrument, convertible, price per instrument paid at closing (CAD per debenture)		333
Debt instrument, convertible, price per instrument outstanding (CAD per debenture)		667
Proceeds from issuance of debt | CAD	CAD 150,000,000
Debt instrument, effective interest rate		15.00%	0.00%
Debt Instrument, convertible, conversion price (CAD per share) | CAD / shares		CAD 10.60
Threshold consecutive trading days		20 days
Percentage of weighted average trading price		95.00%